Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Schedule of insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	81	93	104
	81	93	104